Document and Entity Information	Nov. 07, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	89bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39122
Entity Tax Identification Number	36-4946844
Entity Address Address Line 1	655 Montgomery Street
Entity Address Address Line 2	Suite 1500
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94111
City Area Code	415
Local Phone Number	432-9270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ETNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001785173
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	142 Sansome Street
Entity Address Address Line 2	Second Floor
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94104